Deferred Income (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Income

	Period Ended	Year Ended
	December 31, 2017	March 31, 2017
Money Mastery Mentorship Program (MMMP)	$116,147	$129,348
Certified Professional Training (CPT)	$91,405	$17,644
Wealth Advisor Investors (ADAM KHOO)	$13,763	$1,429
Multiple Source of Income Virtual Summit 2018	$2,169	$-
Building Smart Business	$382	$-
Stocktrading Mentorship Program	$634	$-
Total deferred income	$224,500	$148,421
Less: Deferred discount given	$(93,653)	$(65,291)
Total deferred income, net	$130,847	$83,130

Deferred income consisted of the following as at March 31, 2017:
	2017	2016
Total deferred income	$148,421	$-
Less: Deferred discount given	$(65,291)	$-
Net deferred income	$83,130	$-